Destra Multi-Alternative Fund
Schedule of Investments
As of May 31, 2021 (unaudited)
Shares/ Contracts	Security	Value
	COMMON STOCK – 6.2%
	LISTED BUSINESS DEVELOPMENT COMPANIES – 6.2%
470,155	Owl Rock Capital Corp.	$6,770,232
	TOTAL COMMON STOCK (Cost $7,134,457)	6,770,232

	PRIVATE COMPANIES – 6.0%
254,113	Always AI, Inc., Preferred Stock(1)(2)(3)	399,999
542,467	GOSITE, Inc., Preferred Stock(1)(2)(3)	4,723,152
497,216	Iridia, Inc., Preferred Stock(1)(2)(3)	750,000
750,000	Long Game Savings, Inc., Convertible Debt, 7.00%, 09/30/22(1)(2)(3)	750,000
	TOTAL PRIVATE COMPANIES (Cost $3,999,998)	6,623,151

	PURCHASED OPTIONS CONTRACTS – 2.1%
	CALL OPTIONS – 1.9%
200	Advanced Micro Devices, Inc. Exercise Price: $85, Notional Amount: $1,700,000, Expiration Date: 06/18/2021(2)	15,800
250	Advanced Micro Devices, Inc. Exercise Price: $80, Notional Amount: $2,000,000, Expiration Date: 06/18/2021(2)	59,750
10	Amazon.com, Inc. Exercise Price: $3,500, Notional Amount: $3,500,000, Expiration Date: 08/20/2021(2)	58,000
15	Amazon.com, Inc. Exercise Price: $3,300, Notional Amount: $4,950,000, Expiration Date: 06/18/2021(2)	47,025
155	Applied Materials, Inc. Exercise Price: $140, Notional Amount: $2,170,000, Expiration Date: 07/16/2021(2)	94,550
75	Applied Materials, Inc. Exercise Price: $140, Notional Amount: $1,050,000, Expiration Date: 10/15/2021(2)	89,250
300	Applied Materials, Inc. Exercise Price: $160, Notional Amount: $4,800,000, Expiration Date: 08/20/2021(2)	86,400
100	Axon Enterprise, Inc. Exercise Price: $160, Notional Amount: $1,600,000, Expiration Date: 06/18/2021(2)	7,000
Shares/ Contracts	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
120	Canoo, Inc. Exercise Price: $15, Notional Amount: $180,000, Expiration Date: 08/20/2021(2)	$1,320
400	ChargePoint Holdings, Inc. Exercise Price: $25, Notional Amount: $1,000,000, Expiration Date: 06/18/2021(2)	51,200
25	Coinbase Global, Inc. Exercise Price: $275, Notional Amount: $687,500, Expiration Date: 06/18/2021(2)	6,650
50	Coinbase Global, Inc. Exercise Price: $300, Notional Amount: $1,500,000, Expiration Date: 06/18/2021(2)	5,800
100	DraftKings, Inc. Exercise Price: $55, Notional Amount: $550,000, Expiration Date: 10/15/2021(2)	50,100
60	Facebook, Inc. Exercise Price: $320, Notional Amount: $1,920,000, Expiration Date: 06/18/2021(2)	76,800
300	Invitation Homes, Inc. Exercise Price: $38, Notional Amount: $1,125,000, Expiration Date: 07/16/2021(2)	16,500
400	Lions Gate Entertainment Corp. Exercise Price: $25, Notional Amount: $1,000,000, Expiration Date: 12/17/2021(2)	52,000
300	Newmont Corp. Exercise Price: $75, Notional Amount: $2,250,000, Expiration Date: 06/18/2021(2)	32,100
100	Paypal Holdings, Inc. Exercise Price: $300, Notional Amount: $3,000,000, Expiration Date: 09/17/2021(2)	49,500
80	Paypal Holdings, Inc. Exercise Price: $300, Notional Amount: $2,400,000, Expiration Date: 01/21/2022(2)	99,600
200	Peloton Interactive Inc. Exercise Price: $125, Notional Amount: $2,500,000, Expiration Date: 06/18/2021(2)	25,600
130	Peloton Interactive Inc. Exercise Price: $120, Notional Amount: $1,560,000, Expiration Date: 09/17/2021(2)	129,480

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2021 (unaudited)
Shares/ Contracts	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
200	Peloton Interactive Inc. Exercise Price: $140, Notional Amount: $2,800,000, Expiration Date: 07/16/2021(2)	$28,800
100	Roblox Corporation Exercise Price: $100, Notional Amount: $1,000,000, Expiration Date: 10/15/2021(2)	150,000
110	Roblox Corporation Exercise Price: $110, Notional Amount: $1,210,000, Expiration Date: 07/16/2021(2)	55,000
200	Roblox Corporation Exercise Price: $100, Notional Amount: $2,000,000, Expiration Date: 06/18/2021(2)	84,800
50	Skyworks Solutions, Inc. Exercise Price: $200, Notional Amount: $1,000,000, Expiration Date: 08/20/2021(2)	10,000
55	Ulta Beauty, Inc. Exercise Price: $300, Notional Amount: $1,650,000, Expiration Date: 06/18/2021(2)	267,685
120	Ulta Beauty, Inc. Exercise Price: $400, Notional Amount: $4,800,000, Expiration Date: 06/18/2021(2)	7,080
125	Unity Software, Inc. Exercise Price: $100, Notional Amount: $1,250,000, Expiration Date: 08/20/2021(2)	82,750
140	Unity Software, Inc. Exercise Price: $120, Notional Amount: $1,680,000, Expiration Date: 11/19/2021(2)	78,400
100	Virgin Galactic Holdings, Inc. Exercise Price: $60, Notional Amount: $600,000, Expiration Date: 07/16/2021(2)	10,100
200	Virgin Galactic Holdings, Inc. Exercise Price: $50, Notional Amount: $1,000,000, Expiration Date: 10/15/2021(2)	90,000
325	Virgin Galactic Holdings, Inc. Exercise Price: $30, Notional Amount: $975,000, Expiration Date: 06/18/2021(2)	130,975
Shares/ Contracts	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
300	Virgin Galactic Holdings, Inc. Exercise Price: $45, Notional Amount: $1,350,000, Expiration Date: 06/18/2021(2)	$24,300
55	YETI Holdings, Inc. Exercise Price: $100, Notional Amount: $550,000, Expiration Date: 08/20/2021(2)	16,500
	TOTAL CALL OPTIONS	2,090,815

	PUT OPTIONS – 0.2%
80	Darden Restaurants, Inc. Exercise Price: $125, Notional Amount: $1,000,000, Expiration Date: 01/21/2022(2)	61,600
100	Deere & Co. Exercise Price: $300, Notional Amount: $3,000,000, Expiration Date: 06/18/2021(2)	2,800
110	Deere & Co. Exercise Price: $300, Notional Amount: $3,300,000, Expiration Date: 01/21/2022(2)	127,600
150	Deere & Co. Exercise Price: $230, Notional Amount: $3,450,000, Expiration Date: 01/21/2022(2)	53,250
	TOTAL PUT OPTIONS	245,250
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,461,708)	2,336,065

	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co. CVR(1)(2)	—
	TOTAL RIGHTS (Cost $159,212)	—

	REAL ESTATE INVESTMENT TRUSTS – 35.3%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 3.1%
40,000	American Campus Communities, Inc.(4)	1,886,400
23,000	QTS Realty Trust, Inc.(4)	1,457,740
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	3,344,140

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2021 (unaudited)
Shares/ Contracts	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 11.3%
293,778	Healthcare Trust, Inc.(1)(3)	$4,249,856
456,540	Hospitality Investor Trust, Inc.(1)(2)(3)	899,385
1,061,081	NorthStar Healthcare Income, Inc.(1)(2)(3)	4,559,689
158,330	Steadfast Apartment REIT, Inc.(1)(3)	2,692,808
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	12,401,738

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 20.9%
715,000	Aventine Property Group, Inc.(1)(2)(3)	6,578,000
275,000	Newlake Capital Partners(1)(3)	5,816,250
715,000	Treehouse Real Estate Investment Trust, Inc.(1)(3)	10,582,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	22,976,250
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $44,918,922)	38,722,128

	ALTERNATIVE INVESTMENT FUNDS(5) – 62.4%
—	AIM Infrastructure MLP Fund II, LP(3)(6)	2,236,069
250	Arboretum Core Asset Fund, LP(3)(7)	2,362,475
—	Canyon CLO Fund II LP(3)(6)	9,290,104
76 ,223	Cion Investment Corp.(3)	614,360
4,112	Clarion Lion Industrial Trust(3)	10,055,233
1,868	Clarion Lion Properties Fund(3)	2,888,280
—	Collins Master Access Fund, LLC(2)(3)(6)	276,415
—	Longley Partners Ventures, LP(2)(3)(6)(8)	10,308,730
—	Mosaic Real Estate Credit, LLC(3)(6)	10,443,233
—	Ovation Alternative Income Fund(3)(6)	2,954,210
159	Preservation REIT 1, Inc.(3)(8)	7,035,694
—	Stepstone Capital Partners IV, LP(2)(3)(6)	10,055,177
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $54,616,746)	68,519,980
Shares/ Contracts	Security	Value
	SHORT-TERM INVESTMENTS – 7.0%
	MONEY MARKET FUND – 7.0%
7,683,057	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 0.01%(4)(9)	$7,683,057
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,683,057)	7,683,057
	TOTAL INVESTMENTS – 119.0% (Cost $120,974,100)	130,654,613
	Liabilities in Excess of Other Assets – (19.0)%	(20,829,778)
	TOTAL NET ASSETS – 100.0%	$109,824,835

	COMMON STOCK SOLD SHORT – (0.4)%
	MEDIA – (0.4)%
(10,750)	New York Times Co., Class A	(460,315)
	TOTAL COMMON STOCK SOLD SHORT (Proceeds $(498,692))	(460,315)

	WRITTEN OPTIONS CONTRACTS – (1.3)%
	CALL OPTIONS – (1.1)%
(100)	Advanced Micro Devices, Inc. Exercise Price: $100, Notional Amount: $(1,000,000), Expiration Date: 06/18/2021	(700)
(400)	Advanced Micro Devices, Inc. Exercise Price: $84, Notional Amount: $(3,360,000), Expiration Date: 06/18/2021	(39,600)
(20)	Amazon.com, Inc. Exercise Price: $3,800, Notional Amount: $(7,600,000), Expiration Date: 08/20/2021	(34,320)
(30)	Amazon.com, Inc. Exercise Price: $3,400, Notional Amount: $(10,200,000), Expiration Date: 06/18/2021	(32,700)
(300)	Applied Materials, Inc. Exercise Price: $155, Notional Amount: $(4,650,000), Expiration Date: 07/16/2021	(52,200)
(150)	Applied Materials, Inc. Exercise Price: $170, Notional Amount: $(2,550,000), Expiration Date: 10/15/2021	(48,750)
(600)	Applied Materials, Inc. Exercise Price: $170, Notional Amount: $(10,200,000), Expiration Date: 08/20/2021	(92,400)

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2021 (unaudited)
Shares/ Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
(103)	Canoo, Inc. Exercise Price: $35, Notional Amount: $(360,500), Expiration Date: 08/20/2021	$—
(250)	ChargePoint Holdings, Inc. Exercise Price: $30, Notional Amount: $(750,000), Expiration Date: 06/18/2021	(6,750)
(200)	ChargePoint Holdings, Inc. Exercise Price: $35, Notional Amount: $(700,000), Expiration Date: 06/18/2021	(1,600)
(40)	Coinbase Global, Inc. Exercise Price: $325, Notional Amount: $(1,300,000), Expiration Date: 06/18/2021	(2,600)
(90)	Coinbase Global, Inc. Exercise Price: $350, Notional Amount: $(3,150,000), Expiration Date: 06/18/2021	(3,960)
(200)	DraftKings, Inc. Exercise Price: $80, Notional Amount: $(1,600,000), Expiration Date: 10/15/2021	(21,600)
(95)	Facebook, Inc. Exercise Price: $350, Notional Amount: $(3,325,000), Expiration Date: 06/18/2021	(13,015)
(301)	Invitation Homes, Inc. Exercise Price: $40, Notional Amount: $(1,204,000), Expiration Date: 07/16/2021	(3,010)
(700)	Lions Gate Entertainment Corp. Exercise Price: $30, Notional Amount: $(2,100,000), Expiration Date: 12/17/2021	(35,000)
(550)	Newmont Corp. Exercise Price: $80, Notional Amount: $(4,400,000), Expiration Date: 06/18/2021	(14,850)
(150)	Paypal Holdings, Inc. Exercise Price: $350, Notional Amount: $(5,250,000), Expiration Date: 01/21/2022	(65,250)
(200)	Paypal Holdings, Inc. Exercise Price: $350, Notional Amount: $(7,000,000), Expiration Date: 09/17/2021	(20,000)
(400)	Peloton Interactive Inc. Exercise Price: $140, Notional Amount: $(5,600,000), Expiration Date: 06/18/2021	(11,600)
Shares/ Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
(250)	Peloton Interactive Inc. Exercise Price: $150, Notional Amount: $(3,750,000), Expiration Date: 09/17/2021	$(90,750)
(370)	Peloton Interactive Inc. Exercise Price: $150, Notional Amount: $(5,550,000), Expiration Date: 07/16/2021	(27,750)
(200)	Roblox Corporation Exercise Price: $125, Notional Amount: $(2,500,000), Expiration Date: 10/15/2021	(162,000)
(400)	Roblox Corporation Exercise Price: $125, Notional Amount: $(5,000,000), Expiration Date: 06/18/2021	(37,600)
(200)	Roblox Corporation Exercise Price: $135, Notional Amount: $(2,700,000), Expiration Date: 07/16/2021	(37,600)
(50)	Skyworks Solutions, Inc. Exercise Price: $240, Notional Amount: $(1,200,000), Expiration Date: 08/20/2021	(1,800)
(100)	Ulta Beauty, Inc. Exercise Price: $350, Notional Amount: $(3,500,000), Expiration Date: 06/18/2021	(73,000)
(240)	Ulta Beauty, Inc. Exercise Price: $450, Notional Amount: $(10,800,000), Expiration Date: 06/18/2021	(53,400)
(225)	Unity Software, Inc. Exercise Price: $130, Notional Amount: $(2,925,000), Expiration Date: 08/20/2021	(27,000)
(140)	Unity Software, Inc. Exercise Price: $150, Notional Amount: $(2,100,000), Expiration Date: 11/19/2021	(20,300)
(200)	Virgin Galactic Holdings, Inc. Exercise Price: $110, Notional Amount: $(2,200,000), Expiration Date: 07/16/2021	(7,000)
(350)	Virgin Galactic Holdings, Inc. Exercise Price: $80, Notional Amount: $(2,800,000), Expiration Date: 10/15/2021	(89,250)
(300)	Virgin Galactic Holdings, Inc. Exercise Price: $60, Notional Amount: $(1,800,000), Expiration Date: 06/18/2021	(7,800)

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2021 (unaudited)
Shares/ Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
(600)	Virgin Galactic Holdings, Inc. Exercise Price: $40, Notional Amount: $(2,400,000), Expiration Date: 06/18/2021	$(78,000)
(100)	YETI Holdings, Inc. Exercise Price: $125, Notional Amount: $(1,250,000), Expiration Date: 08/20/2021	(4,500)
	TOTAL CALL OPTIONS	(1,217,655)

	PUT OPTIONS – (0.2)%
(150)	Darden Restaurants, Inc. Exercise Price: $100, Notional Amount: $(1,500,000), Expiration Date: 01/21/2022	(40,500)
(200)	Deere & Co. Exercise Price: $250, Notional Amount: $(5,000,000), Expiration Date: 06/18/2021	—
(250)	Deere & Co. Exercise Price: $180, Notional Amount: $(4,500,000), Expiration Date: 01/21/2022	(43,750)
(220)	Deere & Co. Exercise Price: $250, Notional Amount: $(5,500,000), Expiration Date: 01/21/2022	(111,100)
	TOTAL PUT OPTIONS	(195,350)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $(1,521,010))	(1,413,005)
Shares/ Contracts	Security	Value
	EXCHANGE-TRADED FUNDS SOLD SHORT – (2.5)%
(11,975)	Direxion Daily S&P 500 Bull 3X	$(1,198,099)
(3,000)	iShares Transportation Average ETF	(825,960)
(7,240)	ProShares UltraPro QQQ	(742,751)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(1,259,076))	(2,766,810)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(3,278,778))	$(4,640,130)

1      Fair valued using significant unobservable inputs.

2      Non-income producing security.

3      Restricted investments as to resale.

4      All or a portion of this security is segregated as collateral for securities sold short.

5      Investments in Alternative Investment Funds are valued using net asset value per share (or it’s equivalent) as practical expedient.

6      Alternative investment fund does not issue shares.

7      Affiliated investment for which ownership exceeds 5% of the investment’s capital.

8      Affiliated investment for which ownership exceeds 25% of the investment’s capital.

9      The rate is the annualized seven-day yield as of May 31, 2021.

CVR — Contingent Value Right

REIT — Real Estate Investment Trusts

LP — Limited Partnership

MLP — Master Limited Partnership

LLC — Limited Liability Company

ETF — Exchange-Traded Fund

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2021 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at May 31, 2021 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
AIM Infrastructure MLP Fund II, LP	3/12/2014	$3,234,932	$2,236,069	2.0%
Always AI, Inc.	1/5/2021	399,999	399,999	0.4
Arboretum Core Asset Fund, LP	8/2/2018	2,500,000	2,362,475	2.2
Aventine Property Group, Inc.	1/13/2021	5,692,400	6,578,000	6.0
Canyon CLO Fund II LP	2/25/2019	8,766,456	9,290,104	8.5
Cion Investment Corp.	4/21/2014	735,250	614,360	0.6
Clarion Lion Industrial Trust	6/29/2015	5,589,853	10,055,233	9.2
Clarion Lion Properties Fund	4/1/2014	2,008,765	2,888,280	2.6
Collins Master Access Fund, LLC	6/2/2015	—	276,415	0.3
GOSITE, Inc.	7/31/2020	2,099,998	4,723,152	4.3
Newlake Capital Partners	8/7/2019	5,500,000	5,816,250	5.3
Healthcare Trust, Inc.	3/30/2012	4,371,389	4,249,856	3.9
Hospitality Investor Trust, Inc.	2/17/2015	9,236,371	899,385	0.8
Iridia, Inc.	2/25/2021	750,000	750,000	0.7
Long Game Savings, Inc.	3/29/2021	750,000	750,000	0.7
Longley Partners Ventures, LP	2/28/2020	6,459,701	10,308,730	9.4
Mosaic Real Estate Credit, LLC	7/6/2017	9,999,997	10,443,233	9.5
NorthStar Healthcare Income, Inc.	3/29/2012	7,237,071	4,559,689	4.2
Ovation Alternative Income Fund	7/25/2014	3,028,622	2,954,210	2.7
Preservation REIT 1, Inc.	10/22/2019	4,954,009	7,035,694	6.4
Steadfast Apartment REIT, Inc.	4/12/2012	1,296,930	2,692,808	2.5
Stepstone Capital Partners IV, LP	7/30/2018	7,339,160	10,055,177	9.2
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	9,169,276	10,582,000	9.6
Total		$101,120,179	$110,521,119